Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of revenue disaggregation

	For the year ended,	For the year ended,	For the year ended,
	December 31, 2020	December 31, 2021	December 31, 2022
	US$	US$	US$
	Total	Total	Total
Revenues from Hong Kong(China)	—	371	9,707
Revenues from other areas	—	417	5,341
Total revenues	—	788	15,048

Schedule of contract liability

	As of
	December 31, 2020	December 31, 2021	December 31, 2022
	US$	US$	US$
Contract liability	—	2,770	15,025
Refund liability	—	45	121
Deposits from students	—	59	21
Advances from students	—	2,874	15,167

Schedule of share-based compensation

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Sales and marketing expenses	—	(106)	(17)
Product development expenses	—	4	(149)
General and administrative expenses	—	(117)	(546)
Total	—	(219)	(712)